Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund
January 31, 2024
ZMP-NPRT3-0324
1.9881625.106
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)	8,628	212,508
GCI Liberty, Inc. Class A (Escrow) (b)	1,527	0
Iridium Communications, Inc.	4,302	155,991
		368,499
Entertainment - 1.8%
AMC Entertainment Holdings, Inc. Class A	6,996	28,334
Electronic Arts, Inc.	9,523	1,310,174
Liberty Media Corp. Liberty Formula One:
Class A	817	49,911
Class C	6,847	460,461
Liberty Media Corp. Liberty Live:
Class C	1,673	62,353
Series A	665	24,492
Live Nation Entertainment, Inc. (a)	5,505	489,119
Madison Square Garden Sports Corp. (a)	652	120,685
Playtika Holding Corp. (a)	802	5,790
Roblox Corp. (a)	16,341	634,194
Roku, Inc. Class A (a)	4,332	381,476
Spotify Technology SA (a)	4,933	1,062,322
Take-Two Interactive Software, Inc. (a)	5,802	956,924
TKO Group Holdings, Inc.	2,133	178,511
Warner Bros Discovery, Inc. (a)	77,547	777,021
		6,541,767
Interactive Media & Services - 0.4%
IAC, Inc. (a)	2,610	131,048
Match Group, Inc. (a)	9,809	376,469
Pinterest, Inc. Class A (a)	20,593	771,620
TripAdvisor, Inc. (a)	3,781	81,670
Zoominfo Technologies, Inc. (a)	10,555	169,302
		1,530,109
Media - 1.2%
Cable One, Inc.	196	107,590
Fox Corp.:
Class A	8,685	280,526
Class B	4,702	141,107
Interpublic Group of Companies, Inc.	13,568	447,608
Liberty Broadband Corp.:
Class A (a)	575	44,747
Class C (a)	4,098	321,488
Liberty Media Corp. Liberty SiriusXM	5,392	163,701
Liberty Media Corp. Liberty SiriusXM Class A	2,623	79,713
News Corp.:
Class A	13,402	330,225
Class B	4,068	104,019
Nexstar Media Group, Inc. Class A	1,175	208,809
Omnicom Group, Inc.	6,945	627,689
Paramount Global:
Class A (c)	628	14,651
Class B (c)	19,879	290,035
Sirius XM Holdings, Inc. (c)	22,561	114,835
The New York Times Co. Class A	5,686	276,112
The Trade Desk, Inc. (a)	15,509	1,061,281
		4,614,136
TOTAL COMMUNICATION SERVICES		13,054,511
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.5%
Aptiv PLC (a)	9,528	774,912
BorgWarner, Inc.	8,205	278,150
Gentex Corp.	8,253	273,422
Lear Corp.	2,040	271,116
Phinia, Inc.	1,625	49,140
QuantumScape Corp. Class A (a)(c)	11,878	80,889
		1,727,629
Automobiles - 0.2%
Harley-Davidson, Inc.	4,515	146,512
Lucid Group, Inc. Class A (a)(c)	26,240	88,691
Rivian Automotive, Inc. (a)(c)	23,318	356,999
Thor Industries, Inc.	1,798	203,210
		795,412
Broadline Retail - 0.6%
Coupang, Inc. Class A (a)	38,582	540,148
eBay, Inc.	18,811	772,568
Etsy, Inc. (a)	4,316	287,273
Kohl's Corp.	3,880	99,949
Macy's, Inc.	9,529	174,285
Nordstrom, Inc.	3,986	72,346
Ollie's Bargain Outlet Holdings, Inc. (a)	2,163	155,585
		2,102,154
Distributors - 0.4%
Genuine Parts Co.	4,937	692,316
LKQ Corp.	9,374	437,485
Pool Corp.	1,337	496,361
		1,626,162
Diversified Consumer Services - 0.3%
ADT, Inc.	7,398	48,309
Bright Horizons Family Solutions, Inc. (a)	2,019	198,367
Grand Canyon Education, Inc. (a)	1,044	136,336
H&R Block, Inc.	5,122	239,914
Mister Car Wash, Inc. (a)(c)	2,697	22,385
Service Corp. International	5,167	346,809
		992,120
Hotels, Restaurants & Leisure - 3.4%
Aramark	8,220	239,038
Boyd Gaming Corp.	2,539	161,201
Caesars Entertainment, Inc. (a)	7,244	317,794
Carnival Corp. (a)	34,994	580,201
Cava Group, Inc.	577	27,004
Choice Hotels International, Inc. (c)	1,051	127,297
Churchill Downs, Inc.	2,502	302,667
Darden Restaurants, Inc.	4,247	690,477
Domino's Pizza, Inc.	1,229	523,824
Doordash, Inc. (a)	10,765	1,121,713
Draftkings Holdings, Inc. (a)	14,717	574,699
Expedia, Inc. (a)	4,838	717,621
Hilton Worldwide Holdings, Inc.	8,765	1,673,764
Hyatt Hotels Corp. Class A	1,550	198,974
Marriott Vacations Worldwide Corp.	1,265	106,121
MGM Resorts International (a)	9,937	430,968
Norwegian Cruise Line Holdings Ltd. (a)	14,890	265,042
Penn Entertainment, Inc. (a)	5,251	118,410
Planet Fitness, Inc. (a)	3,005	203,619
Royal Caribbean Cruises Ltd. (a)	8,234	1,049,835
Texas Roadhouse, Inc. Class A	2,349	295,316
Travel+Leisure Co.	2,466	99,676
Vail Resorts, Inc.	1,328	294,816
Wendy's Co.	6,009	114,652
Wingstop, Inc.	1,055	296,571
Wyndham Hotels & Resorts, Inc.	2,852	222,256
Wynn Resorts Ltd.	3,652	344,858
Yum! Brands, Inc.	9,864	1,277,289
		12,375,703
Household Durables - 1.8%
D.R. Horton, Inc.	10,951	1,565,007
Garmin Ltd.	5,406	645,963
Leggett & Platt, Inc.	4,643	107,764
Lennar Corp.:
Class A	8,605	1,289,459
Class B	490	67,988
Mohawk Industries, Inc. (a)	1,862	194,114
Newell Brands, Inc.	13,336	110,956
NVR, Inc. (a)	104	735,830
PulteGroup, Inc.	7,537	788,069
Tempur Sealy International, Inc.	5,868	292,755
Toll Brothers, Inc.	3,768	374,351
TopBuild Corp. (a)	1,114	411,211
Whirlpool Corp.	1,881	206,007
		6,789,474
Leisure Products - 0.3%
Brunswick Corp.	2,441	196,940
Hasbro, Inc.	4,604	225,366
Mattel, Inc. (a)	12,362	221,156
Peloton Interactive, Inc. Class A (a)	11,832	65,786
Polaris, Inc.	1,897	170,654
YETI Holdings, Inc. (a)	3,045	133,889
		1,013,791
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	2,091	139,783
AutoNation, Inc. (a)	1,002	139,939
Bath & Body Works, Inc.	8,066	344,096
Best Buy Co., Inc.	6,849	496,484
Burlington Stores, Inc. (a)	2,273	434,484
CarMax, Inc. (a)	5,553	395,263
Dick's Sporting Goods, Inc.	2,117	315,581
Five Below, Inc. (a)	1,926	345,640
Floor & Decor Holdings, Inc. Class A (a)(c)	3,658	367,848
GameStop Corp. Class A (a)(c)	9,409	133,890
Gap, Inc.	6,845	127,933
Lithia Motors, Inc. Class A (sub. vtg.)	953	280,992
Murphy U.S.A., Inc.	686	241,829
Penske Automotive Group, Inc.	690	102,375
Petco Health & Wellness Co., Inc. (a)	2,825	6,752
RH (a)	546	138,400
Ross Stores, Inc.	11,818	1,657,829
Tractor Supply Co.	3,853	865,384
Ulta Beauty, Inc. (a)	1,730	868,547
Valvoline, Inc. (a)	4,877	177,962
Victoria's Secret & Co. (a)	2,694	70,179
Wayfair LLC Class A (a)	2,896	145,524
Williams-Sonoma, Inc. (c)	2,244	433,967
		8,230,681
Textiles, Apparel & Luxury Goods - 0.7%
Birkenstock Holding PLC (c)	1,043	48,385
Capri Holdings Ltd. (a)	3,979	193,936
Carter's, Inc.	1,260	95,306
Columbia Sportswear Co.	1,238	98,124
Crocs, Inc. (a)	2,139	217,066
Deckers Outdoor Corp. (a)	922	694,939
PVH Corp.	2,116	254,470
Ralph Lauren Corp.	1,405	201,856
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,682	292,344
Tapestry, Inc.	8,052	312,337
Under Armour, Inc.:
Class A (sub. vtg.) (a)	6,509	49,599
Class C (non-vtg.) (a)	7,214	53,384
VF Corp.	12,301	202,474
		2,714,220
TOTAL CONSUMER DISCRETIONARY		38,367,346
CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	330	115,259
Brown-Forman Corp.:
Class A	1,720	96,956
Class B (non-vtg.)	6,475	355,478
Celsius Holdings, Inc. (a)	5,060	252,494
Molson Coors Beverage Co. Class B	6,146	379,761
		1,199,948
Consumer Staples Distribution & Retail - 1.2%
Albertsons Companies, Inc.	14,656	311,000
BJ's Wholesale Club Holdings, Inc. (a)	4,684	301,369
Casey's General Stores, Inc.	1,310	355,482
Dollar Tree, Inc. (a)	7,339	958,620
Grocery Outlet Holding Corp. (a)	3,345	82,889
Kroger Co.	22,959	1,059,328
Maplebear, Inc. (NASDAQ) (c)	755	18,475
Performance Food Group Co. (a)	5,383	391,236
U.S. Foods Holding Corp. (a)	7,963	366,378
Walgreens Boots Alliance, Inc.	25,229	569,419
		4,414,196
Food Products - 1.4%
Bunge Global SA	5,091	448,466
Campbell Soup Co.	6,734	300,538
Conagra Brands, Inc.	16,744	488,088
Darling Ingredients, Inc. (a)	5,564	240,921
Flowers Foods, Inc.	6,607	150,640
Freshpet, Inc. (a)	1,520	130,872
Hormel Foods Corp.	10,162	308,620
Ingredion, Inc.	2,317	249,240
Kellanova	9,139	500,452
Lamb Weston Holdings, Inc.	5,109	523,366
McCormick & Co., Inc. (non-vtg.)	8,835	602,194
Pilgrim's Pride Corp. (a)	1,451	39,424
Post Holdings, Inc. (a)	1,807	167,816
Seaboard Corp.	8	28,824
The J.M. Smucker Co.	3,615	475,553
Tyson Foods, Inc. Class A	9,780	535,553
WK Kellogg Co.	2,322	30,163
		5,220,730
Household Products - 0.4%
Church & Dwight Co., Inc.	8,596	858,311
Reynolds Consumer Products, Inc.	1,906	51,786
Spectrum Brands Holdings, Inc.	1,232	96,860
The Clorox Co.	4,348	631,547
		1,638,504
Personal Care Products - 0.1%
Coty, Inc. Class A (a)	13,245	160,000
Olaplex Holdings, Inc. (a)	4,492	10,107
		170,107
TOTAL CONSUMER STAPLES		12,643,485
ENERGY - 4.8%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	35,650	1,016,025
Halliburton Co.	31,616	1,127,110
NOV, Inc.	13,813	269,492
TechnipFMC PLC	15,210	294,161
		2,706,788
Oil, Gas & Consumable Fuels - 4.0%
Antero Midstream GP LP	11,918	145,876
Antero Resources Corp. (a)	9,941	222,082
APA Corp.	10,789	338,019
Cheniere Energy, Inc.	8,433	1,382,928
Chesapeake Energy Corp.	4,402	339,438
Coterra Energy, Inc.	26,268	653,548
Devon Energy Corp.	22,561	948,013
Diamondback Energy, Inc.	6,277	965,026
DT Midstream, Inc.	3,404	182,761
EQT Corp.	12,693	449,332
Hess Corp.	9,780	1,374,383
HF Sinclair Corp.	5,097	287,930
Marathon Oil Corp.	21,256	485,700
New Fortress Energy, Inc.	2,287	75,997
ONEOK, Inc.	20,475	1,397,419
Ovintiv, Inc.	9,040	383,477
Phillips 66 Co.	15,669	2,261,165
Range Resources Corp.	8,224	238,825
Southwestern Energy Co. (a)	38,547	248,628
Targa Resources Corp.	7,782	661,159
Texas Pacific Land Corp.	217	317,109
The Williams Companies, Inc.	42,859	1,485,493
		14,844,308
TOTAL ENERGY		17,551,096
FINANCIALS - 15.9%
Banks - 2.5%
Bank OZK	3,748	169,072
BOK Financial Corp.	1,000	83,840
Citizens Financial Group, Inc.	16,356	534,841
Columbia Banking Systems, Inc.	7,324	147,652
Comerica, Inc.	4,635	243,708
Commerce Bancshares, Inc.	4,225	220,207
Cullen/Frost Bankers, Inc.	2,084	221,154
East West Bancorp, Inc.	4,939	359,609
Fifth Third Bancorp	23,893	818,096
First Citizens Bancshares, Inc.	382	576,820
First Hawaiian, Inc.	4,471	96,976
First Horizon National Corp.	19,563	278,577
FNB Corp., Pennsylvania	12,537	165,238
Huntington Bancshares, Inc.	50,642	644,673
KeyCorp	32,792	476,468
M&T Bank Corp.	5,822	804,018
New York Community Bancorp, Inc.	25,001	161,756
Nu Holdings Ltd. (a)	82,263	708,284
Pinnacle Financial Partners, Inc.	2,648	234,030
Popular, Inc.	2,472	211,232
Prosperity Bancshares, Inc.	3,064	195,820
Regions Financial Corp.	32,905	614,336
Synovus Financial Corp.	5,085	191,501
TFS Financial Corp.	1,726	22,990
Webster Financial Corp.	6,008	297,276
Western Alliance Bancorp.	3,796	242,792
Wintrust Financial Corp.	2,137	207,246
Zions Bancorporation NA	5,113	214,235
		9,142,447
Capital Markets - 4.9%
Affiliated Managers Group, Inc.	1,217	181,138
Ameriprise Financial, Inc.	3,611	1,396,843
Ares Management Corp.	5,746	698,024
Bank of New York Mellon Corp.	27,102	1,503,077
Blue Owl Capital, Inc. Class A	16,025	249,029
Carlyle Group LP	7,414	296,708
Cboe Global Markets, Inc.	3,700	680,245
Coinbase Global, Inc. (a)	5,961	764,200
Evercore, Inc. Class A	1,237	212,430
FactSet Research Systems, Inc.	1,350	642,492
Franklin Resources, Inc.	10,019	266,806
Houlihan Lokey	1,776	212,729
Interactive Brokers Group, Inc.	3,648	323,760
Invesco Ltd.	12,751	201,848
Janus Henderson Group PLC	4,704	135,287
Jefferies Financial Group, Inc.	6,378	259,967
KKR & Co. LP	23,349	2,021,556
Lazard, Inc. Class A	3,849	150,034
LPL Financial	2,652	634,332
MarketAxess Holdings, Inc.	1,303	293,840
Morningstar, Inc.	904	252,487
MSCI, Inc.	2,702	1,617,471
NASDAQ, Inc.	12,019	694,338
Northern Trust Corp.	7,213	574,443
Raymond James Financial, Inc.	6,658	733,578
Robinhood Markets, Inc. (a)	23,683	254,355
SEI Investments Co.	3,532	223,364
State Street Corp.	10,843	800,972
Stifel Financial Corp.	3,489	254,523
T. Rowe Price Group, Inc.	7,763	841,897
TPG, Inc.	2,247	93,543
Tradeweb Markets, Inc. Class A	4,032	384,612
Virtu Financial, Inc. Class A	3,123	52,435
XP, Inc. Class A	11,367	279,401
		18,181,764
Consumer Finance - 0.7%
Ally Financial, Inc.	9,509	348,790
Credit Acceptance Corp. (a)	221	119,576
Discover Financial Services	8,780	926,466
OneMain Holdings, Inc.	3,949	187,972
SLM Corp.	7,914	157,330
SoFi Technologies, Inc. (a)(c)	32,818	256,965
Synchrony Financial	14,486	563,071
		2,560,170
Financial Services - 2.5%
Affirm Holdings, Inc. (a)	7,917	320,718
Apollo Global Management, Inc.	18,360	1,843,344
Block, Inc. Class A (a)	19,082	1,240,521
Corebridge Financial, Inc.	8,056	194,714
Equitable Holdings, Inc.	12,150	397,184
Euronet Worldwide, Inc. (a)	1,666	166,017
Fidelity National Information Services, Inc.	20,837	1,297,312
FleetCor Technologies, Inc. (a)	2,529	733,233
Global Payments, Inc.	9,075	1,209,062
Jack Henry & Associates, Inc.	2,560	424,525
MGIC Investment Corp.	9,696	192,369
NCR Atleos Corp.	2,261	50,624
Rocket Companies, Inc. (a)(c)	4,181	51,468
Shift4 Payments, Inc. (a)	1,879	134,931
The Western Union Co.	12,819	161,135
Toast, Inc. (a)	12,443	221,112
UWM Holdings Corp. Class A	3,204	21,467
Voya Financial, Inc.	3,452	249,821
WEX, Inc. (a)	1,502	306,994
		9,216,551
Insurance - 5.0%
AFLAC, Inc.	20,765	1,751,320
Allstate Corp.	9,230	1,432,958
American Financial Group, Inc.	2,558	307,983
Arch Capital Group Ltd. (a)	12,585	1,037,382
Arthur J. Gallagher & Co.	7,451	1,729,824
Assurant, Inc.	1,863	312,891
Assured Guaranty Ltd.	1,976	160,313
Axis Capital Holdings Ltd.	2,729	162,430
Brighthouse Financial, Inc. (a)	2,279	117,984
Brown & Brown, Inc.	8,344	647,161
Cincinnati Financial Corp.	5,403	598,652
CNA Financial Corp.	924	40,721
Everest Re Group Ltd.	1,507	580,150
Fidelity National Financial, Inc.	9,128	456,674
First American Financial Corp.	3,518	212,311
Globe Life, Inc.	3,089	379,391
Hanover Insurance Group, Inc.	1,252	165,277
Hartford Financial Services Group, Inc.	10,388	903,340
Kemper Corp.	2,113	126,780
Kinsale Capital Group, Inc.	767	304,936
Lincoln National Corp.	5,938	162,998
Loews Corp.	6,443	469,437
Markel Group, Inc. (a)	462	691,813
Old Republic International Corp.	9,170	257,127
Primerica, Inc.	1,250	292,700
Principal Financial Group, Inc.	8,509	673,062
Prudential Financial, Inc.	12,779	1,340,900
Reinsurance Group of America, Inc.	2,337	406,381
RenaissanceRe Holdings Ltd.	1,767	404,343
RLI Corp.	1,415	192,964
Ryan Specialty Group Holdings, Inc. (a)	3,346	144,949
Unum Group	6,908	333,933
W.R. Berkley Corp.	7,038	576,271
White Mountains Insurance Group Ltd.	87	137,109
Willis Towers Watson PLC	3,639	896,286
		18,408,751
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp. (c)	22,780	215,954
Annaly Capital Management, Inc.	17,375	333,426
Rithm Capital Corp.	16,915	180,991
Starwood Property Trust, Inc.	10,343	210,273
		940,644
TOTAL FINANCIALS		58,450,327
HEALTH CARE - 10.3%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	4,357	753,369
Apellis Pharmaceuticals, Inc. (a)	3,547	224,490
Biogen, Inc. (a)	5,071	1,250,813
BioMarin Pharmaceutical, Inc. (a)	6,587	580,183
Exact Sciences Corp. (a)	6,274	410,320
Exelixis, Inc. (a)	11,047	240,383
Incyte Corp. (a)	6,478	380,712
Ionis Pharmaceuticals, Inc. (a)	5,017	257,824
Karuna Therapeutics, Inc. (a)	1,252	392,402
Natera, Inc. (a)	3,780	249,253
Neurocrine Biosciences, Inc. (a)	3,400	475,218
Repligen Corp. (a)	1,952	369,709
Roivant Sciences Ltd. (a)	12,487	124,870
Sarepta Therapeutics, Inc. (a)	3,143	373,986
Ultragenyx Pharmaceutical, Inc. (a)	2,758	121,655
United Therapeutics Corp. (a)	1,588	341,071
		6,546,258
Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	2,687	718,289
Baxter International, Inc.	17,796	688,527
Dentsply Sirona, Inc.	7,446	258,749
DexCom, Inc. (a)	13,612	1,651,816
Enovis Corp. (a)	1,841	108,067
Envista Holdings Corp. (a)	5,766	135,501
Globus Medical, Inc. (a)	4,175	220,398
Hologic, Inc. (a)	8,551	636,536
ICU Medical, Inc. (a)	706	64,620
IDEXX Laboratories, Inc. (a)	2,898	1,492,702
Inspire Medical Systems, Inc. (a)	1,011	213,190
Insulet Corp. (a)	2,439	465,532
Integra LifeSciences Holdings Corp. (a)	2,406	96,601
Masimo Corp. (a)	1,520	195,989
Novocure Ltd. (a)	3,683	51,267
Penumbra, Inc. (a)	1,274	321,290
QuidelOrtho Corp. (a)	1,881	128,867
ResMed, Inc.	5,109	971,732
Shockwave Medical, Inc. (a)	1,276	288,695
STERIS PLC	3,491	764,354
Tandem Diabetes Care, Inc. (a)	2,255	51,414
Teleflex, Inc.	1,651	400,912
The Cooper Companies, Inc.	1,708	637,135
Zimmer Biomet Holdings, Inc.	7,390	928,184
		11,490,367
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	3,159	259,480
agilon health, Inc. (a)	10,285	60,579
Amedisys, Inc. (a)	1,126	106,148
Cardinal Health, Inc.	8,679	947,660
Cencora, Inc.	5,687	1,323,251
Chemed Corp.	516	305,880
DaVita, Inc. (a)	1,896	205,071
Encompass Health Corp.	3,473	246,722
Henry Schein, Inc. (a)	4,583	342,992
Laboratory Corp. of America Holdings	2,983	663,121
Molina Healthcare, Inc. (a)	2,033	724,643
Premier, Inc.	4,177	90,307
Quest Diagnostics, Inc.	3,940	506,014
R1 RCM, Inc. (a)	5,373	55,020
Tenet Healthcare Corp. (a)	3,553	293,975
Universal Health Services, Inc. Class B	2,109	334,930
		6,465,793
Health Care Technology - 0.4%
Certara, Inc. (a)	4,200	67,872
Doximity, Inc. (a)	4,228	113,945
Teladoc Health, Inc. (a)	5,807	112,830
Veeva Systems, Inc. Class A (a)	5,096	1,056,961
		1,351,608
Life Sciences Tools & Services - 2.7%
10X Genomics, Inc. (a)	3,223	134,302
Agilent Technologies, Inc.	10,285	1,338,079
Avantor, Inc. (a)	23,722	545,369
Azenta, Inc. (a)	2,080	135,616
Bio-Rad Laboratories, Inc. Class A (a)	724	232,324
Bio-Techne Corp.	5,472	384,791
Bruker Corp.	3,740	267,447
Charles River Laboratories International, Inc. (a)	1,786	386,276
Fortrea Holdings, Inc.	3,111	96,317
ICON PLC (a)	2,868	748,175
Illumina, Inc. (a)	5,565	795,851
IQVIA Holdings, Inc. (a)	6,404	1,333,505
Maravai LifeSciences Holdings, Inc. (a)	3,787	21,965
Medpace Holdings, Inc. (a)	820	239,096
Mettler-Toledo International, Inc. (a)	767	918,245
QIAGEN NV	7,861	343,211
Revvity, Inc.	4,364	467,734
Sotera Health Co. (a)	3,481	51,240
Waters Corp. (a)	2,061	654,800
West Pharmaceutical Services, Inc.	2,604	971,370
		10,065,713
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	6,326	326,675
Elanco Animal Health, Inc. (a)	17,202	253,557
Jazz Pharmaceuticals PLC (a)	2,150	263,848
Organon & Co.	8,990	149,684
Perrigo Co. PLC	4,741	152,091
Royalty Pharma PLC	13,050	370,490
Viatris, Inc.	42,105	495,576
		2,011,921
TOTAL HEALTH CARE		37,931,660
INDUSTRIALS - 19.5%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	2,477	616,922
BWX Technologies, Inc.	3,216	262,040
Curtiss-Wright Corp.	1,342	298,689
HEICO Corp.	1,578	283,393
HEICO Corp. Class A	2,865	405,312
Hexcel Corp.	2,961	196,581
Howmet Aerospace, Inc.	13,346	750,846
Huntington Ingalls Industries, Inc.	1,377	356,533
Mercury Systems, Inc. (a)	1,898	56,295
Spirit AeroSystems Holdings, Inc. Class A (a)	3,670	100,778
Textron, Inc.	6,890	583,652
TransDigm Group, Inc.	1,864	2,036,756
Woodward, Inc.	2,105	290,006
		6,237,803
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	4,040	339,724
Expeditors International of Washington, Inc.	5,182	654,642
GXO Logistics, Inc. (a)	4,109	223,447
		1,217,813
Building Products - 2.3%
A.O. Smith Corp.	4,253	330,075
Advanced Drain Systems, Inc.	2,397	312,617
Allegion PLC	3,085	382,201
Armstrong World Industries, Inc.	1,543	153,081
Builders FirstSource, Inc. (a)	4,327	751,730
Carlisle Companies, Inc.	1,701	534,556
Carrier Global Corp.	29,323	1,604,261
Fortune Brands Innovations, Inc.	4,448	345,120
Hayward Holdings, Inc. (a)	4,634	58,018
Lennox International, Inc.	1,125	481,680
Masco Corp.	7,919	532,870
Owens Corning	3,116	472,167
The AZEK Co., Inc. (a)	4,648	179,227
Trane Technologies PLC	8,014	2,019,929
Trex Co., Inc. (a)	3,825	311,661
		8,469,193
Commercial Services & Supplies - 1.7%
Cintas Corp.	3,049	1,843,334
Clean Harbors, Inc. (a)	1,778	298,633
Copart, Inc.	30,197	1,450,664
Driven Brands Holdings, Inc. (a)	2,218	29,078
MSA Safety, Inc.	1,294	213,549
RB Global, Inc.	6,383	408,321
Republic Services, Inc.	7,268	1,243,700
Rollins, Inc.	8,974	388,664
Stericycle, Inc. (a)	3,231	155,088
Tetra Tech, Inc.	1,864	294,848
Vestis Corp.	4,097	87,676
		6,413,555
Construction & Engineering - 0.7%
AECOM	4,610	406,556
EMCOR Group, Inc.	1,630	371,819
MasTec, Inc. (a)	2,182	143,292
MDU Resources Group, Inc.	7,084	138,209
Quanta Services, Inc.	5,059	981,699
Valmont Industries, Inc.	730	164,768
Willscot Mobile Mini Holdings (a)	6,748	319,180
		2,525,523
Electrical Equipment - 1.4%
Acuity Brands, Inc.	1,100	261,976
AMETEK, Inc.	8,094	1,311,633
ChargePoint Holdings, Inc. Class A (a)(c)	10,719	20,366
Generac Holdings, Inc. (a)	2,137	242,913
Hubbell, Inc. Class B	1,885	632,549
nVent Electric PLC	5,783	347,211
Plug Power, Inc. (a)(c)	18,610	82,815
Regal Rexnord Corp.	2,326	310,428
Rockwell Automation, Inc.	4,044	1,024,264
Sensata Technologies, Inc. PLC	5,299	191,665
Sunrun, Inc. (a)	7,393	107,051
Vertiv Holdings Co.	12,076	680,241
		5,213,112
Ground Transportation - 1.1%
Avis Budget Group, Inc.	700	114,597
Hertz Global Holdings, Inc. (a)	4,595	38,368
J.B. Hunt Transport Services, Inc.	2,898	582,440
Knight-Swift Transportation Holdings, Inc. Class A	5,500	315,590
Landstar System, Inc.	1,260	241,567
Lyft, Inc. (a)	12,053	150,542
Old Dominion Freight Lines, Inc.	3,471	1,357,230
Ryder System, Inc.	1,538	174,671
Saia, Inc. (a)	934	420,842
Schneider National, Inc. Class B	1,890	46,343
U-Haul Holding Co. (a)(c)	425	28,161
U-Haul Holding Co. (non-vtg.)	3,362	214,731
XPO, Inc. (a)	4,004	342,102
		4,027,184
Machinery - 4.9%
AGCO Corp.	2,203	269,493
Allison Transmission Holdings, Inc.	3,134	189,732
CNH Industrial NV	34,427	413,124
Crane Co.	1,687	209,374
Cummins, Inc.	4,990	1,194,107
Donaldson Co., Inc.	4,263	275,347
Dover Corp.	4,909	735,270
ESAB Corp.	1,989	171,034
Flowserve Corp.	4,602	183,758
Fortive Corp.	12,445	972,950
Gates Industrial Corp. PLC (a)	3,903	50,271
Graco, Inc.	5,876	501,223
IDEX Corp.	2,658	562,167
Ingersoll Rand, Inc.	14,241	1,137,286
ITT, Inc.	2,908	351,228
Lincoln Electric Holdings, Inc.	1,963	436,218
Middleby Corp. (a)	1,870	263,801
Nordson Corp.	2,011	506,209
Oshkosh Corp.	2,297	252,900
Otis Worldwide Corp.	14,548	1,286,625
PACCAR, Inc.	18,044	1,811,437
Parker Hannifin Corp.	4,497	2,088,857
Pentair PLC	5,778	422,776
RBC Bearings, Inc. (a)	996	267,466
Snap-On, Inc.	1,832	531,152
Stanley Black & Decker, Inc.	5,383	502,234
Timken Co.	2,150	176,107
Toro Co.	3,665	338,939
Westinghouse Air Brake Tech Co.	6,274	825,470
Xylem, Inc.	8,345	938,312
		17,864,867
Marine Transportation - 0.0%
Kirby Corp. (a)	2,074	163,141
Passenger Airlines - 0.7%
Alaska Air Group, Inc. (a)	4,396	157,509
American Airlines Group, Inc. (a)	22,847	325,113
Delta Air Lines, Inc.	22,583	883,899
Southwest Airlines Co.	20,927	625,508
United Airlines Holdings, Inc. (a)	11,499	475,829
		2,467,858
Professional Services - 2.8%
Booz Allen Hamilton Holding Corp. Class A	4,512	635,154
Broadridge Financial Solutions, Inc.	4,124	842,121
CACI International, Inc. Class A (a)	777	267,078
Clarivate PLC (a)	16,538	147,850
Concentrix Corp.	1,542	137,038
Dayforce, Inc. (a)	5,190	360,809
Dun & Bradstreet Holdings, Inc.	9,554	110,731
Equifax, Inc.	4,288	1,047,730
FTI Consulting, Inc. (a)	1,168	223,800
Genpact Ltd.	6,215	223,119
Jacobs Solutions, Inc.	4,429	596,896
KBR, Inc.	4,716	245,751
Leidos Holdings, Inc.	4,799	530,146
Manpower, Inc.	1,725	127,892
Paychex, Inc.	11,342	1,380,662
Paycom Software, Inc.	1,817	345,666
Paycor HCM, Inc. (a)	2,255	43,815
Paylocity Holding Corp. (a)	1,476	233,813
Robert Half, Inc.	3,629	288,651
Science Applications International Corp.	1,856	236,937
SS&C Technologies Holdings, Inc.	7,648	466,681
TransUnion	6,795	470,146
Verisk Analytics, Inc.	5,021	1,212,722
		10,175,208
Trading Companies & Distributors - 1.9%
Air Lease Corp. Class A	3,632	151,854
Core & Main, Inc. (a)	5,744	237,285
Fastenal Co.	20,093	1,370,945
Ferguson PLC	7,186	1,349,962
MSC Industrial Direct Co., Inc. Class A	1,651	162,921
SiteOne Landscape Supply, Inc. (a)	1,560	241,098
United Rentals, Inc.	2,381	1,489,077
W.W. Grainger, Inc.	1,554	1,391,825
Watsco, Inc.	1,169	457,056
WESCO International, Inc.	1,559	270,518
		7,122,541
TOTAL INDUSTRIALS		71,897,798
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.4%
Ciena Corp. (a)	5,223	276,819
F5, Inc. (a)	2,082	382,463
Juniper Networks, Inc.	11,186	413,435
Lumentum Holdings, Inc. (a)	2,348	128,999
Ubiquiti, Inc.	143	17,981
ViaSat, Inc. (a)	4,102	91,187
		1,310,884
Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp. Class A	20,521	2,074,673
Arrow Electronics, Inc. (a)	1,952	216,965
Avnet, Inc.	3,189	144,462
CDW Corp.	4,757	1,078,507
Cognex Corp.	6,064	219,153
Coherent Corp. (a)	4,564	216,973
Corning, Inc.	26,773	869,855
Crane Nxt Co.	1,693	98,668
IPG Photonics Corp. (a)	1,052	102,980
Jabil, Inc.	4,383	549,146
Keysight Technologies, Inc. (a)	6,246	957,262
Littelfuse, Inc.	850	205,615
TD SYNNEX Corp.	2,040	203,959
Teledyne Technologies, Inc. (a)	1,640	686,291
Trimble, Inc. (a)	8,677	441,312
Vontier Corp.	5,477	189,449
Zebra Technologies Corp. Class A (a)	1,801	431,430
		8,686,700
IT Services - 2.3%
Akamai Technologies, Inc. (a)	5,255	647,574
Amdocs Ltd.	4,117	377,447
Cloudflare, Inc. (a)	10,226	808,365
Cognizant Technology Solutions Corp. Class A	17,877	1,378,674
DXC Technology Co. (a)	7,193	156,807
EPAM Systems, Inc. (a)	1,957	544,261
Gartner, Inc. (a)	2,701	1,235,545
Globant SA (a)	1,449	341,689
GoDaddy, Inc. (a)	5,168	551,219
Kyndryl Holdings, Inc. (a)	7,986	163,873
MongoDB, Inc. Class A (a)	2,354	942,824
Okta, Inc. (a)	5,380	444,657
Twilio, Inc. Class A (a)	5,961	419,237
VeriSign, Inc. (a)	3,125	621,500
		8,633,672
Semiconductors & Semiconductor Equipment - 2.7%
Allegro MicroSystems LLC (a)	2,635	68,352
Cirrus Logic, Inc. (a)	1,942	149,922
Enphase Energy, Inc. (a)	4,680	487,328
Entegris, Inc.	5,253	618,278
First Solar, Inc. (a)	3,742	547,455
GlobalFoundries, Inc. (a)	2,760	151,745
Lattice Semiconductor Corp. (a)	4,792	291,641
Marvell Technology, Inc.	30,078	2,036,281
Microchip Technology, Inc.	18,929	1,612,372
MKS Instruments, Inc.	2,334	248,454
Monolithic Power Systems, Inc.	1,617	974,598
ON Semiconductor Corp. (a)	15,175	1,079,398
Qorvo, Inc. (a)	3,440	343,106
Skyworks Solutions, Inc.	5,595	584,454
Teradyne, Inc.	5,424	523,904
Universal Display Corp.	1,645	279,272
Wolfspeed, Inc. (a)(c)	4,374	142,374
		10,138,934
Software - 5.0%
Alteryx, Inc. Class A (a)	2,152	102,134
ANSYS, Inc. (a)	3,054	1,001,193
AppLovin Corp. (a)	7,400	304,362
Aspen Technology, Inc. (a)	967	185,654
Bentley Systems, Inc. Class B	6,837	344,585
Bill Holdings, Inc. (a)	3,612	281,917
CCC Intelligent Solutions Holdings, Inc. Class A (a)	7,088	77,897
Confluent, Inc. (a)	6,494	145,206
Crowdstrike Holdings, Inc. (a)	7,511	2,196,968
Datadog, Inc. Class A (a)	9,609	1,195,744
DocuSign, Inc. (a)	7,122	433,872
Dolby Laboratories, Inc. Class A	2,076	172,682
DoubleVerify Holdings, Inc. (a)	4,843	193,768
Dropbox, Inc. Class A (a)	9,084	287,781
Dynatrace, Inc. (a)	8,454	481,878
Elastic NV (a)	2,791	326,714
Fair Isaac Corp. (a)	853	1,022,602
Five9, Inc. (a)	2,498	189,498
Gen Digital, Inc.	19,488	457,578
GitLab, Inc. (a)	3,085	219,374
Guidewire Software, Inc. (a)	2,864	319,852
HashiCorp, Inc. (a)	3,438	75,155
HubSpot, Inc. (a)	1,607	981,877
Informatica, Inc. (a)	1,503	45,090
Manhattan Associates, Inc. (a)	2,167	525,628
nCino, Inc. (a)	2,464	77,567
NCR Voyix Corp. (a)	4,529	66,576
Nutanix, Inc. Class A (a)	8,547	480,341
Palantir Technologies, Inc. (a)	67,029	1,078,497
Pegasystems, Inc.	1,466	71,453
Procore Technologies, Inc. (a)	2,801	199,963
PTC, Inc. (a)	4,030	728,020
RingCentral, Inc. (a)	2,999	101,636
SentinelOne, Inc. (a)	8,207	219,948
Smartsheet, Inc. (a)	4,496	202,185
Splunk, Inc. (a)	5,471	839,087
Teradata Corp. (a)	3,494	161,353
Tyler Technologies, Inc. (a)	1,464	618,906
UiPath, Inc. Class A (a)	13,384	307,564
Unity Software, Inc. (a)	10,247	332,003
Zoom Video Communications, Inc. Class A (a)	8,952	578,389
Zscaler, Inc. (a)	3,114	733,876
		18,366,373
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	45,063	689,013
HP, Inc.	30,406	872,956
NetApp, Inc.	7,416	646,675
Pure Storage, Inc. Class A (a)	10,029	401,060
Western Digital Corp. (a)	11,412	653,337
		3,263,041
TOTAL INFORMATION TECHNOLOGY		50,399,604
MATERIALS - 5.6%
Chemicals - 2.5%
Albemarle Corp.	4,120	472,729
Ashland, Inc.	1,671	156,439
Axalta Coating Systems Ltd. (a)	7,795	252,714
Celanese Corp. Class A	3,475	508,358
CF Industries Holdings, Inc.	6,769	511,127
Corteva, Inc.	25,109	1,141,957
DuPont de Nemours, Inc.	16,160	998,688
Eastman Chemical Co.	4,173	348,654
Element Solutions, Inc.	7,849	174,483
FMC Corp.	4,384	246,381
Ginkgo Bioworks Holdings, Inc. Class A (a)(c)	54,983	66,529
Huntsman Corp.	5,953	146,087
International Flavors & Fragrances, Inc.	8,987	725,071
LyondellBasell Industries NV Class A	9,107	857,151
NewMarket Corp.	219	122,160
Olin Corp.	4,298	223,797
PPG Industries, Inc.	8,261	1,165,131
RPM International, Inc.	4,473	477,090
The Chemours Co. LLC	5,214	157,306
The Mosaic Co.	11,638	357,403
The Scotts Miracle-Gro Co. Class A	1,456	81,915
Westlake Corp.	1,135	157,027
		9,348,197
Construction Materials - 0.7%
Eagle Materials, Inc.	1,215	274,930
Martin Marietta Materials, Inc.	2,172	1,104,288
Vulcan Materials Co.	4,661	1,053,433
		2,432,651
Containers & Packaging - 1.3%
Amcor PLC	50,710	478,195
Aptargroup, Inc.	2,303	299,114
Ardagh Group SA	363	2,071
Ardagh Metal Packaging SA	4,943	18,240
Avery Dennison Corp.	2,839	566,239
Ball Corp.	10,832	600,634
Berry Global Group, Inc.	4,197	274,736
Crown Holdings, Inc.	3,734	330,459
Graphic Packaging Holding Co.	10,719	273,442
International Paper Co.	12,188	436,696
Packaging Corp. of America	3,112	516,219
Sealed Air Corp.	5,062	174,892
Silgan Holdings, Inc.	2,945	135,293
Sonoco Products Co.	3,436	195,508
WestRock Co.	8,937	359,804
		4,661,542
Metals & Mining - 1.1%
Alcoa Corp.	6,244	185,759
Cleveland-Cliffs, Inc. (a)	17,519	351,256
MP Materials Corp. (a)	3,637	57,501
Nucor Corp.	8,748	1,635,264
Reliance Steel & Aluminum Co.	2,029	579,117
Royal Gold, Inc.	2,310	264,241
SSR Mining, Inc.	7,166	67,575
Steel Dynamics, Inc.	5,490	662,588
United States Steel Corp.	7,791	366,333
		4,169,634
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,256	150,137
TOTAL MATERIALS		20,762,161
REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Agree Realty Corp.	3,482	207,562
Alexandria Real Estate Equities, Inc.	6,036	729,752
American Homes 4 Rent Class A	11,701	410,120
Americold Realty Trust	9,510	261,525
Apartment Income (REIT) Corp.	5,240	171,296
AvalonBay Communities, Inc.	4,988	892,902
Boston Properties, Inc.	5,513	366,615
Brixmor Property Group, Inc.	10,548	236,697
Camden Property Trust (SBI)	3,650	342,516
Cousins Properties, Inc.	5,338	122,294
CubeSmart	7,877	340,444
Digital Realty Trust, Inc.	10,630	1,493,090
EastGroup Properties, Inc.	1,611	285,840
EPR Properties	2,599	115,058
Equity Lifestyle Properties, Inc.	6,243	422,589
Equity Residential (SBI)	13,130	790,295
Essex Property Trust, Inc.	2,248	524,391
Extra Space Storage, Inc.	7,360	1,063,078
Federal Realty Investment Trust (SBI)	2,845	289,422
First Industrial Realty Trust, Inc.	4,651	239,620
Gaming & Leisure Properties	8,992	410,485
Healthcare Trust of America, Inc.	13,335	214,827
Healthpeak Properties, Inc.	19,243	355,996
Highwoods Properties, Inc. (SBI)	3,670	84,300
Host Hotels & Resorts, Inc.	24,864	477,886
Invitation Homes, Inc.	21,508	708,258
Iron Mountain, Inc.	10,192	688,164
Kilroy Realty Corp.	4,092	146,330
Kimco Realty Corp.	23,085	466,317
Lamar Advertising Co. Class A	3,055	319,797
Medical Properties Trust, Inc. (c)	20,950	64,945
Mid-America Apartment Communities, Inc.	4,082	515,883
National Storage Affiliates Trust	2,825	105,514
Net Lease Office Properties	495	12,266
NNN (REIT), Inc.	6,390	257,773
Omega Healthcare Investors, Inc.	8,594	249,226
Park Hotels & Resorts, Inc.	7,483	112,844
Rayonier, Inc.	5,148	155,984
Realty Income Corp.	29,273	1,592,158
Regency Centers Corp.	6,351	398,017
Rexford Industrial Realty, Inc.	7,413	389,850
SBA Communications Corp. Class A	3,779	845,967
Simon Property Group, Inc.	11,420	1,582,926
Stag Industrial, Inc.	6,406	236,638
Sun Communities, Inc.	4,320	541,512
UDR, Inc.	11,549	415,995
Ventas, Inc.	14,063	652,383
VICI Properties, Inc.	36,397	1,096,278
Vornado Realty Trust	6,228	169,339
Welltower, Inc.	18,896	1,634,693
Weyerhaeuser Co.	25,773	844,581
WP Carey, Inc.	7,460	462,222
		25,514,460
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	10,691	922,740
CoStar Group, Inc. (a)	14,226	1,187,586
Howard Hughes Holdings, Inc.	1,180	94,494
Jones Lang LaSalle, Inc. (a)	1,666	294,982
Zillow Group, Inc.:
Class A (a)	1,941	106,930
Class C (a)	5,445	309,494
		2,916,226
TOTAL REAL ESTATE		28,430,686
UTILITIES - 5.1%
Electric Utilities - 2.6%
Alliant Energy Corp.	8,847	430,495
Avangrid, Inc.	2,509	76,223
Constellation Energy Corp.	11,321	1,381,162
Edison International	13,301	897,551
Entergy Corp.	7,451	743,312
Evergy, Inc.	7,843	398,189
Eversource Energy	12,271	665,334
FirstEnergy Corp.	19,167	703,046
Hawaiian Electric Industries, Inc.	3,843	49,844
IDACORP, Inc.	1,770	163,867
NRG Energy, Inc.	8,016	425,169
OGE Energy Corp.	7,017	233,245
PG&E Corp.	71,683	1,209,292
Pinnacle West Capital Corp.	3,986	274,635
PPL Corp.	25,978	680,624
Xcel Energy, Inc.	19,391	1,160,939
		9,492,927
Gas Utilities - 0.3%
Atmos Energy Corp.	5,207	593,286
National Fuel Gas Co.	3,129	147,564
UGI Corp.	7,361	162,973
		903,823
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	4,692	131,001
Clearway Energy, Inc.:
Class A	1,262	28,345
Class C	2,838	68,793
The AES Corp.	23,478	391,613
Vistra Corp.	12,775	524,158
		1,143,910
Multi-Utilities - 1.6%
Ameren Corp.	9,218	641,296
CenterPoint Energy, Inc.	22,223	620,911
CMS Energy Corp.	10,241	585,376
Consolidated Edison, Inc.	12,206	1,109,525
DTE Energy Co.	7,249	764,190
NiSource, Inc.	14,536	377,500
Public Service Enterprise Group, Inc.	17,498	1,014,709
WEC Energy Group, Inc.	11,104	896,759
		6,010,266
Water Utilities - 0.3%
American Water Works Co., Inc.	6,862	851,025
Essential Utilities, Inc.	8,526	305,742
		1,156,767
TOTAL UTILITIES		18,707,693
TOTAL COMMON STOCKS (Cost $311,321,097)		368,196,367

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	39

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	840,939	841,107
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	2,665,779	2,666,045
TOTAL MONEY MARKET FUNDS (Cost $3,507,152)		3,507,152

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $314,828,323)	371,703,558
NET OTHER ASSETS (LIABILITIES) - (0.9)% (f)	(3,210,125)
NET ASSETS - 100.0%	368,493,433

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Mar 2024	274,330	7,487	7,487

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $60,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	736,400	30,793,135	30,688,428	27,868	-	-	841,107	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,218,228	25,901,781	26,453,964	71,888	-	-	2,666,045	0.0%
Total	3,954,628	56,694,916	57,142,392	99,756	-	-	3,507,152

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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